Janus Henderson Growth and Income Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.28%	8.04%		10.49%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.93%	10.96%		12.42%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.08%	11.58%		12.34%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.67%	12.14%		12.93%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.14%	12.61%		13.40%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.25%	12.70%	13.14%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.34%	11.84%		12.62%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.24%	10.01%		11.28%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.46%	9.59%		10.57%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.97%	12.44%		13.23%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class N Shares on August 4, 2017.